UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 131.6%
Corporate — 5.8%
New Jersey EDA, Refunding RB: New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$5,000	$5,289,800
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,062,560
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,039,380

		7,391,740
County/City/Special District/School District — 17.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	761,003
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	1,250	1,273,800
County of Essex New Jersey Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	1,002,530
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,000	1,137,550
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 5.09%, 12/15/32 (a)	1,000	382,460
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	263,770
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,042,590
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,459,752
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,015
5.25%, 12/01/15	5	5,014
5.00%, 12/01/17	5	5,011
5.00%, 12/01/18	5	5,010
5.00%, 12/01/19	5	5,008
County of Union New Jersey, GO, Refunding: 4.00%, 3/01/29	1,060	1,078,857
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey, GO, Refunding (concluded):
4.00%, 3/01/30	$1,060	$1,070,706
4.00%, 3/01/31	1,200	1,205,256
County of Union New Jersey Improvement Authority, RB, Family Court Building Project, 4.00%, 5/01/37	1,425	1,254,057
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	200	206,774
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,155	2,247,773
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	300	307,014
4.25%, 3/01/35	300	304,818
4.30%, 3/01/36	300	303,939
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC):
5.50%, 3/01/22	1,050	1,213,769
5.50%, 3/01/21	1,540	1,774,080
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM) (NPFGC), 5.00%, 9/15/21	1,000	1,075,240
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,093,984

		22,484,780
Education — 27.9%
New Jersey EDA, LRB, Rutgers-The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	880	949,678
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,768,800
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (b)	1,185	1,223,192

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB :
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	$3,805	$3,932,582
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,765	2,748,521
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,043,680
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,240,725
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,715,222
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,791,454
Seton Hall University, Series D, 5.00%, 7/01/38	140	145,876
Seton Hall University, Series D, 5.00%, 7/01/43	170	174,048
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,507,875
William Paterson University Series C (AGC), 4.75%, 7/01/34	1,115	1,137,367
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
3.75%, 12/01/26	760	693,090
4.00%, 12/01/28	710	653,292
4.50%, 12/01/28	1,170	1,148,601
4.00%, 12/01/29	290	261,452
4.50%, 12/01/29	1,550	1,496,556
4.63%, 12/01/30	1,475	1,425,882
4.00%, 12/01/31	290	254,162
4.13%, 12/01/35	290	246,317
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.50%, 12/01/26	1,800	1,880,856
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	1,900	1,959,185
Rutgers-The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	465	510,705
5.00%, 5/01/43	2,850	2,995,179

		35,904,297
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health — 14.2%
New Jersey Health Care Facilities Financing Authority, RB:
Marlboro Psychiatric Hospital, 4.00%, 9/15/31	$415	$372,218
Marlboro Psychiatric Hospital, 4.00%, 9/15/32	1,000	882,060
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	715	726,547
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	980	995,827
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	950	965,342
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	2,220	2,307,557
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,000	1,032,300
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,247,059
Catholic Health East Issue, 5.00%, 11/15/33	550	559,779
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,331,529
Kennedy Health System, 5.00%, 7/01/42	140	136,861
Meridian Health System Obligated Group, 5.00%, 7/01/25	300	326,358
Meridian Health System Obligated Group, 5.00%, 7/01/26	2,130	2,282,998
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	1,820	1,941,540
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	440	459,008
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,200	1,234,872
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	300	301,593

2	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	$180	$151,132

		18,254,580
Housing — 10.7%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,970	2,073,149
Capital Fund Program, Series A (AGM) (HUD), 4.70%, 11/01/25	3,350	3,405,644
M/F Housing, Series A, 4.55%, 11/01/43	1,425	1,280,676
M/F Housing, Series A, AMT (NPFGC), 4.90%, 11/01/35	820	791,111
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	400	365,808
S/F Housing, Series AA, 6.50%, 10/01/38	370	376,649
S/F Housing, Series B, 4.50%, 10/01/30	2,765	2,807,249
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	1,370	1,195,174
M/F Housing, Series 2, 4.75%, 11/01/46	1,205	1,036,746
S/F Housing, Series T, 4.70%, 10/01/37	445	430,698

		13,762,904
State — 27.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 3.57%, 11/01/23 (a)	6,725	4,723,035
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,605	2,883,084
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.68%, 7/01/21 (a)	$2,325	$1,758,676
Cigarette Tax (Radian), 5.50%, 6/15/14 (b)	225	232,470
Cigarette Tax (Radian), 5.75%, 6/15/14 (b)	785	812,279
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,150,880
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	3,500	3,566,745
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,500	8,669,235
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	375	465,416
School Facilities Construction (AGC), 6.00%, 12/15/34	825	928,826
School Facilities Construction, Series KK, 5.00%, 3/01/29	685	732,882
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,430	1,463,748
School Facilities Construction, Series U, 5.00%, 9/01/37	3,000	3,084,450
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,028,150
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	355	367,929
Cigarette Tax, 5.00%, 6/15/28	910	917,562
Cigarette Tax, 5.00%, 6/15/29	1,195	1,192,359
School Facilities Construction, Series NN, 5.00%, 3/01/29	500	534,980
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	536,915

		35,049,621
Transportation — 21.6%
Delaware River Port Authority, RB, Series D:
5.05%, 1/01/35	1,430	1,492,191
(AGM), 5.00%, 1/01/40	1,500	1,546,425

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Delaware River Port Authority, Refunding RB, Port District Project:
5.00%, 1/01/26	$700	$709,723
5.00%, 1/01/27	525	525,347
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 5.12%, 1/01/35 (c)	3,005	2,842,189
New Jersey State Turnpike Authority, Refunding RB, Series A:
5.00%, 1/01/35	700	726,565
(AGM), 5.25%, 1/01/29	2,000	2,262,580
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 5.50%, 12/15/32 (a)	4,750	1,683,068
CAB, Transportation System, Series C (AMBAC), 5.81%, 12/15/35 (a)	2,760	777,437
Transportation Program, Series AA, 5.00%, 6/15/33	850	881,280
Transportation Program, Series AA, 5.25%, 6/15/33	1,640	1,745,665
Transportation System, Series A, 6.00%, 6/15/35	2,000	2,221,620
Transportation System, Series A (AGC), 5.63%, 12/15/28	780	887,632
Transportation System, Series B, 5.50%, 6/15/31	730	793,298
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A (AGM), 5.25%, 12/15/20	2,825	3,348,896
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,111,530
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,500	1,608,795
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,187,600
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	200	213,434
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A (concluded):
5.00%, 11/01/29	$200	$210,662

		27,775,937
Utilities — 6.6%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	1,000	1,046,290
Jersey City Municipal Utilities Authority, Refunding RB, (AMBAC), 6.25%, 1/01/14	945	952,626
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	1,710	2,062,568
Rahway Valley Sewerage Authority, RB, CAB Series A (NPFGC) (a):
4.25%, 9/01/26	4,100	2,319,001
4.85%, 9/01/29	2,750	1,287,687
5.14%, 9/01/33	2,350	858,925

		8,527,097
Total Municipal Bonds in New Jersey		169,150,956
Guam — 1.4%
State — 1.4%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.13%, 1/01/42	1,600	1,596,336
Series B-1, 5.00%, 1/01/37	275	273,859
Total Municipal Bonds in Guam		1,870,195
Puerto Rico — 3.3%
Health — 3.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,234,264
Total Municipal Bonds — 136.3%		175,255,415

4	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New Jersey — 24.3%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$4,930	$5,096,979
Education — 3.3%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	4,003	4,235,728
State — 4.7%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,021,248
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (f)	1,918	2,052,278

		6,073,526
Transportation — 12.3%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	4,100	4,254,488
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	760	799,072
Port Authority of New York & New Jersey, ARB, Consolidated AMT:
163rd Series, 5.00%, 7/15/39	4,089	4,231,936
169th Series, 5.00%, 10/15/41	4,500	4,547,610
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$1,829	$1,936,582

		15,769,688
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 24.3%		31,175,921
Total Long-Term Investments (Cost — $202,287,058) — 160.6%		206,431,336

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	1,249,230	1,249,230
Total Short-Term Securities (Cost — $1,249,230) — 1.0%		1,249,230
Total Investments (Cost — $203,536,288*) — 161.6%		207,680,566
Other Assets Less Liabilities — 2.5%		3,313,125
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.0%)		(18,047,684)
VRDP Shares, at Liquidation Value — (50.1%)		(64,400,000)

Net Assets Applicable to Common Shares — 100.0%		$128,546,007

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$185,983,956

Gross unrealized appreciation	$7,448,310
Gross unrealized depreciation	(3,795,969)

Net unrealized appreciation	$3,652,341

Notes to Schedule of investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by municipal or US Treasury obligations.

(e)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $5,098,359.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

(g)	Represents the current yield as of report date.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF New Jersey Municipal Money Fund	3,764,692	(2,515,462)	1,249,230	—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HUD	Department of Housing and Urban Development
	AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
	ARB	Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	Radian	Radian Guaranty, Inc.
	COP	Certificates of Participation	RB	Revenue Bonds
	EDA	Economic Development Authority	S/F	Single-Family

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(25)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$3,183,984	$1,926

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$206,431,336	—	$206,431,336
Short-Term Securities	$1,249,230	—	—	1,249,230

Total	$1,249,230	$206,431,336	—	$207,680,566

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,926	—	—	$1,926
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$45,000	—	—	$45,000
Liabilities:
TOB trust certificates	—	$(18,044,269)	—	(18,044,269)
VRDP Shares	—	(64,400,000)	—	(64,400,000)

Total	$45,000	$(82,444,269)	—	$(82,399,269)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 23, 2013